MASSMUTUAL SELECT FUNDS

Supplement dated November 5, 2009 to the

Prospectus dated April 1, 2009, revised as of May 1, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective October 5, 2009, the following information replaces similar information found on pages 57-58 for SSgA FM:

Wellington Management and Barrow Hanley Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

	Highest Quarter	Lowest Quarter
Wellington Management Composite	8.03% 4Q 2006	-21.79% 4Q 2008
Barrow Hanley Composite	24.79% 2Q 2003	-31.62% 4Q 2008

Wellington Management and Barrow Hanley Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2008)

The table compares each Sub-Adviser’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Since Inception (05/01/05)
Wellington Management Composite
Class Y*	-27.07	-0.25
Class L*	-27.18	-0.40
Class A*	-31.54	-2.23
Class N*	-28.32	-0.94

Russell 2000 Value Index^	-28.92	-2.53

	One Year	Five Years	Ten Years
Barrow Hanley Composite
Class Y*	-41.18	-2.24	5.64
Class L*	-41.27	-2.39	5.49
Class A*	-44.79	-3.78	4.60
Class N*	-42.21	-2.92	4.92

Russell 2000 Value Index^	-28.92	0.27	6.11

*	Each Sub-Adviser’s Similar Account Performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies as the Fund and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y, L, A and N share classes, including sales loads. The bar chart is based on Class Y expenses. Wellington Management and Barrow Hanley replaced SSgA Funds Management, Inc. as the Fund’s Sub-Adviser on October 5, 2009. The composite performance is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio and does not represent the historical performance of the MassMutual Select Small Cap Value Equity Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance is not indicative of future rates of return and is no indication of future performance of the Fund.

^	The Russell 2000 Value Index is a widely recognized, unmanaged index that measures the performance of those Russell 2000 Index Companies with lower price-to-book ratios and lower forecasted growth rates. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-09-08

MASSMUTUAL SELECT FUNDS

Supplement dated November 5, 2009 to the

Class A Prospectus dated April 1, 2009, revised as of May 1, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective October 5, 2009, the following information replaces similar information found on pages 49-50 for SSgA FM:

Wellington Management and Barrow Hanley Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

	Highest Quarter	Lowest Quarter
Wellington Management Composite	7.93% 4Q 2006	-21.87% 4Q 2008
Barrow Hanley Composite	24.68% 2Q 2003	-31.70% 4Q 2008

Wellington Management and Barrow Hanley Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2008)

The table compares each Sub-Adviser’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Since Inception (05/01/05)
Wellington Management Composite
Class A*	-31.54	-2.23

Russell 2000 Value Index^	-28.92	-2.53

	One Year	Five Years	Ten Years
Barrow Hanley Composite
Class A*	-44.79	-3.78	4.60

Russell 2000 Value Index^	-28.92	0.27	6.11

*	Each Sub-Adviser’s Similar Account Performance is a composite of all portfolios managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies as the Fund and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The bar chart is based on Class A expenses. Wellington Management and Barrow Hanley replaced SSgA Funds Management, Inc. as the Fund’s Sub-Adviser on October 5, 2009. The composite performance is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio and does not represent the historical performance of the MassMutual Select Small Cap Value Equity Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance is not indicative of future rates of return and is no indication of future performance of the Fund.

^	The Russell 2000 Value Index is a widely recognized, unmanaged index that measures the performance of those Russell 2000 Index Companies with lower price-to-book ratios and lower forecasted growth rates. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001A-09-08